THE FORESTER FUNDS


SEMI-ANNUAL REPORT
September 30, 2002

This report is submitted for the general information of shareholders of The Forester Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds, which contains more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information. Read the Prospectus carefully before you invest or send money.

FORESTER VALUE FUND
Letter to Shareholders

Dear Fellow Shareholder:

Thank God for risk control. The past six months have witnessed more extreme volatility in the markets, while your funds grew steadily. The Value Fund eclipsed both of its benchmarks for the six months, returning 5.4% versus -25.7% for the Russell 1000 Value and -28.4% for the S&P 500.

The markets have moved steadily down this year. However, earnings have moved even lower. Thus valuations remain full. On an overall basis, the markets have gone from unbelievably overvalued when we started the funds, to very overvalued last year, to overvalued. We are nearing a fair valuation now which is to be distinguished from undervalued or even very undervalued.
This means that the overall market is nearing a reasonable risk/return profile. It is not compelling, but it is becoming more reasonable.

Some have mistaken our risk control defensive position as market timing. It is not. It tries to enhance returns by avoiding much of the devastating effects that follow financial bubbles. If we believe that there are undervalued stocks with favorable risk/return profiles, we will invest in those stocks and hold them, even if in the short run the market goes lower.

We are near the valuation in the market where we will begin to get fully invested. At that point we believe that potential returns outweigh the risks of owning stocks. Over the shorter run, stocks could get cheaper. However over the longer run we believe that our stocks will do quite well.

We have been fortunate to miss much of the carnage that has gone on during the past few years. We have had positive returns in each of the past three years. How many funds can say that?

Thank you for investing with us.

Sincerely,

/s/ Thomas H. Forester

Thomas H. Forester
President




FORESTER FUNDS

THE FORESTER VALUE FUND RETURNS

                                                         SINCE
FUND/INDEX                         1-YEAR    3-YEAR    INCEPTION
Forester Value Fund                 6.0%      5.3%        5.2%
Russell 1000 Value Index          -17.0      -6.3        -7.6
S&P 500 Stock Index               -20.5     -12.9       -14.2


                                  RUSSELL        S&P 500
                   FORESTER      1000 VALUE       STOCK
                  VALUE FUND       INDEX          INDEX
                  ----------     ----------      -------
9/10/99            $10,000        $10,000        $10,000
9/30/99             10,006          9,532          9,488
12/31/99            10,121         10,050         10,870
3/31/00             10,258         10,098         11,087
6/30/00             10,406          9,624         10,762
9/30/00             10,548         10,381         10,628
12/31/00            10,692         10,755          9,796
3/31/01             10,820         10,125          8,635
6/30/01             10,919         10,619          9,140
9/30/01             10,993          9,456          7,798
12/31/01            11,037         10,153          8,632
3/31/02             11,062         10,568          8,656
6/30/02             11,108          9,668          7,570
9/30/02             11,668          7,853          6,262


The chart assumes an initial gross investment of $10,000 made on 9/10/99 (inception).


PERFORMANCE IS HISTORICAL AND DOES NOT GUARANTEE FUTURE RESULTS. AN INVESTMENT IN A MUTUAL FUND CONTAINS RISKS WHICH ARE DISCUSSED IN THE PROSPECTUS. PLEASE READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Investment return and principal value will fluctuate so that an investor's shares in the Funds, when redeemed, may be worth more or less than their original cost. Returns shown include the reinvestment of all dividends.

The Russell 1000 Value Index is an unmanaged, market-weighted index of the lower price-to-book value stocks in the Russell 1000 Index of 1000 larger companies. The S&P 500 Stock Index is an unmanaged, market-weighted index of large stocks which is a commonly used measure of common stock total return performance.




THE FORESTER VALUE FUND

PORTFOLIO OF INVESTMENTS
September 30, 2002 (Unaudited)

                                                Percent of         Market
Par Value                                       Net Assets         Value

                Other Assets (Schwab US
                   Treasury Money Fund)          99.96%           $58,259
                Accrued Interest                  0.04%                22
                                                ------            -------
                Net Assets                      100.00%           $58,281
                                                ======            =======
                At September 30, 2002, unrealized appreciation of securities for federal income tax purposes is $0.

See accompanying notes to financial statements.









THE FORESTER FUNDS, INC.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2002 (Unaudited)


                                               	     The Forester
                                                      Value Fund
ASSETS
Cash (Schwab US Treasury Money Fund)                   $58,259
Accrued Interest                                            22

                                                       -------
Total assets                                            58,281
                                                       =======

LIABILITIES                                                  -
                                                       -------
NET ASSETS
1,000,000,000 shares of $.0001 par value
authorized; 5,532 shares issued
and outstanding)                                       $58,281
                                                       =======
NET ASSET VALUE, OFFERING AND REPURCHASE
PRICE PER SHARE
 ($58,281  /  5,532 shares)                             $10.54
                                                        ======
NET ASSETS
  At September 30, 2002, net assets consisted of:
      Paid-in capital                                  $55,341
      Undistributed net investment income                  430
      Accumulated net realized gain
          on investments                                 2,510
                                                       -------
                                                       $58,281
                                                       =======



See accompanying notes to financial statements










THE FORESTER FUNDS, INC.

STATEMENT OF OPERATIONS
Six months ended September 30, 2002 (Unaudited)



                                                        The Forester
                                                         Value Fund
INVESTMENT INCOME
Interest income                                              $323
                                                           ------
Total income                                                  323
                                                           ------
EXPENSES
Investment advisory fees (Note 2)                             279
                                                           ------
  Total expenses                                              279
  Less:  expenses waived by Advisor (Note 2)                 (279)
                                                           ------
Net expenses                                                    -
                                                           ------
Net investment income                                         323
                                                           ------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain on investments                            2,651
                                                           ------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                         $ 2,974
                                                          =======



See accompanying notes to financial statements








THE FORESTER FUNDS, INC.

STATEMENT OF CHANGES IN NET ASSETS

                                          The Forester
                                           Value Fund
                                    -----------------------
                                       Six Months   Year
                                         Ended      Ended
                                     Sep 30, 2002  March 31,
                                      (Unaudited)    2002
                                    -----------------------
INCREASE IN NET ASSETS FROM
Operations
  Net investment income	             $   323        $1,195
  Change in unrealized
    depreciation of investments            -             -
  Net realized gain
    on investments                     2,651             -
                                     -------        ------


  Net increase in net assets
    resulting from operations          2,974         1,195

  Distributions to shareholders
    Net investment income                  -        (1,749)

  Capital share transactions (a)
    Increase in net assets resulting
    from capital share transactions        -         1,749
                                      ------        ------
    Total increase in net assets       2,974         1,195

NET ASSETS
  Beginning of period                 55,308        54,113
                                      ------        ------
End of period
(Including undistributed net
 investment income of $431 and
  $108, respectively)                $58,281       $55,308
                                     =======       =======

(a) Summary of capital share activity follows:

Shares issued in reinvestment
  of distributions                         -           175
                                     =======       =======
Value of shares issued in rein-
  vestment of distributions          $     -       $  1749
                                     =======       =======
  Net increase in shares                   -           175
                                     =======       =======
  Net increase in value of shares    $     -       $  1749
                                     =======       =======

See accompanying notes to financial statements

THE FORESTER FUNDS, INC.

FINANCIAL HIGHLIGHTS (Cont'd.)
                                          The Forester Value Fund
                                   -------------------------------------
                                    Six Months                         Period*
                                      Ended           Years Ended      Ended
(For a share outstanding            Sep 30, 2002       March 31,       March 31,
 throughout each period)            (Unaudited)    2002       2001       2000
                                   ---------------------------------------------
NET ASSET VALUE
Beginning of period                    $10.00     $10.10     $10.14     $10.00
                                       ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                     .05        .23        .53        .30
Net gains on securities
 (both realized and unrealized)           .49          -        .02       (.04)
                                       ------     ------     ------     ------
  Total from investment operations        .54        .23        .55        .26
                                       ------     ------     ------     ------
LESS DISTRIBUTIONS
Dividends (from net investment income)      -       (.33)      (.59)      (.12)
                                       ------     ------     ------     ------
     Total distributions                    -       (.33)      (.59)      (.12)
                                       ------     ------     ------     ------
NET ASSET VALUE
End of period                          $10.54     $10.00     $10.10     $10.14
                                       ======     ======     ======     ======

TOTAL RETURN                             5.38%      2.25%      5.48%      2.58%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period              $58,281    $55,308    $54,113    $51,291

Ratio of expenses to average
 net assets
After waiver                                 0%        0%         0%        0%**
Before waiver                             1.00%     5.02%      4.78%     1.00%**
Ratio of net investment income to
  average net assets                      1.08%     2.18%      5.23%     5.26%**

Portfolio turnover rate	                    48%        0%         0%        0%

*Commencement of operations was September 10, 1999.

**Annualized.

See accompanying notes to financial statements



THE FORESTER FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS
September 30, 2002 (Unaudited)


(1)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Forester Funds, Inc. (the "Company") is an open-end diversified
investment company currently offering two series of shares:   The
Forester Value Fund and The Forester Discovery Fund (each a
"Fund").  The Funds commenced operations on September 10, 1999.

The objective of the Funds is to seek long-term growth of capital.

SECURITY VALUATION
Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the average of readily available closing bid and asked
prices on such exchanges or such System.   Unlisted securities that
are not included in such System are valued at the mean of the quoted
bid and asked prices in the over-the-counter-market.   Securities and
other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and
responsibility of the Funds' Board of Directors.   Short-term
investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

FEDERAL INCOME TAXES
The Funds intend to comply with the requirements of the Internal Revenue Code necessary to qualify as regulated investment companies and as such will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders.

The Funds each have net realized losses of $141 expiring in 2009 which may be utilized in future years to offset net realized capital gains.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO
SHAREHOLDERS
As is common in the industry, security transactions are accounted for on the trade date (the date the securities are purchased or sold).
Interest income is recorded on the accrual basis.   Bond premiums and
discounts are amortized in accordance with Federal income tax regulations. Dividend income and distributions to shareholders are recorded on the ex-dividend date.





THE FORESTER FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)
September 30, 2002 (Unaudited)


USE OF ESTIMATES IN FINANCIAL STATEMENTS
In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses
during the reporting period.   Actual results could differ from those
estimates.

(2)	TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENTS
For the six months ended September 30, 2002, Forester Capital Management, Ltd. (the "Advisor") provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space and certain
administrative services, and personnel needed by the Funds.   As
compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.00% per Fund based upon the
average daily net assets of the Funds.   For the six months ended
September 30, 2002, the Advisor voluntarily waived advisory fees in the amounts of $279 for The Forester Value Fund. There were no other operating expenses of the Funds for the six months ended
September 30, 2002.

DISTRIBUTION AGREEMENT AND PLAN
The Funds have adopted Distribution Plans pursuant to which the Funds may pay broker-dealers for distributing shares of the Funds. This expense is limited to 1/4 of 1% of the Funds' average net
assets.   For the six months ended September 30, 2002, no such
reimbursements were made.


(3)	PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term investments, aggregated $24,973 and $27,504, respectively, in the Forester Value Fund for the six months ended September 30, 2002.



(4)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL
Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, net operating losses and post-October capital losses.

The tax character of distributions paid during 2003 and 2002 was as follows:

                                    The Forester
2003                                 Value Fund
----                                ------------
Distributions paid from:
  Ordinary income                      $    -
                                       ======

2002
----
Distributions paid from:
  Ordinary income                      $1,749
                                       ======

As of September 30, 2002, the components of distributable earnings on a tax basis were as follows:

                                    The Forester
                                     Value Fund
                                    ------------
Undistributed capital gains            $2,510
Undistributed ordinary income             430
                                       ------
                                       $2,940
                                       ======


DIRECTORS AND OFFICERS OF THE COMPANY  (Unaudited)

As a Maryland corporation, the business and affairs of the Company are managed by its officers under the direction of its Board of Directors. The name, age, address, principal occupations during the past five years, and other information with respect to each of the directors and officers of the Company are as follows:

*Thomas H. Forester - Director , President and Treasurer and has served since September 10, 1999. His address is c/o Forester Capital Management, Ltd.,
612 Paddock Lane, Libertyville, IL 60048. Mr. Forester, 43, has been President of Forester Capital Management, Ltd. (the "Adviser") since February, 1999. Prior to that time, he was an officer and portfolio manager from May 1997 through January 1999 with Dreman Value Advisors, Inc. and its successor firm Scudder Investments Inc.; and an officer and portfolio manager from 1995 to 1997 with Peregrine Capital Management Inc. He oversees 2 portfolios in the fund complex. He does not hold any other directorships designated by
Item 13(a)(1) of the Rules. Mr. Forester owns approximately 99% of the shares of each Fund.

Kaye E. Forester - Secretary has served since September, 1999.
Mrs. Forester, 42, is an investor. Her address is c/o Forester Capital Management, Ltd., 612 Paddock Lane, Libertyville, Illinois 60048. She oversees 2 portfolios in the fund complex. She does not hold any other directorships designated by Item 13(a)(1) of the Rules.

Wayne A. Grudem - Director, has served since September, 1999. Mr. Grudem, 54, has been a Professor at Phoenix Seminary in Scottsdale, Arizona since 2001. Previously, he was a Professor at Trinity International University for more than five years. His address is c/o Forester Capital Management, Ltd., 612 Paddock Lane, Libertyville, Illinois 60048. He oversees 2 portfolios in the fund complex. He does not hold any other directorships designated by
Item 13(a)(1) of the Rules.

Michael B. Kelley - Director, has served since September, 1999. Mr. Kelley, 40, has been a Territory Executive at WW Grainger, a national distribution firm to commercial and industrial industries for more than five years. His address is c/o Forester Capital Management, Ltd., 612 Paddock Lane, Libertyville, Illinois 60048. He oversees 2 portfolios in the fund complex. He does not hold any other directorships designated by Item 13(a)(1) of the Rules.

*Mr. Forester is a director who is an "interested person" of the Funds by virtue of being an officer of the Funds. Mr. Forester is also an officer of the investment manager and owns 99% of the shares of each Fund. They are married to each other.

The Statement of Additional Information includes additional information about Fund directors and is available, without charge, upon request, by calling toll-free 1-800-388-0365.


THE FORESTER FUNDS
FORESTER DISCOVERY FUND


SEMI-ANNUAL REPORT
September 30, 2002

This report is submitted for the general information of shareholders of The Forester Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds, which contains more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information. Read the Prospectus carefully before you invest or send money.

FORESTER FUNDS
Letter to Shareholders

Dear Fellow Shareholder:

Thank God for risk control. The past six months have witnessed more extreme volatility in the markets, while your funds grew steadily. The Discovery Fund eclipsed both of its benchmarks for the six months, returning 1.2% versus -21.4% for the MSCI EAFE Net Index, -28.4% for the S&P 500 and -28.0% for the Russell 2000.

The markets have moved steadily down this year. However, earnings have moved even lower. Thus valuations remain full. On an overall basis, the markets have gone from unbelievably overvalued when we started the funds, to very overvalued last year, to overvalued. We are nearing a fair valuation now which is to be distinguished from undervalued or even very undervalued.
This means that the overall market is nearing a reasonable risk/return profile. It is not compelling, but it is becoming more reasonable.

Some have mistaken our risk control defensive position as market timing. It is not. It tries to enhance returns by avoiding much of the devastating effects that follow financial bubbles. If we believe that there are undervalued stocks with favorable risk/return profiles, we will invest in those stocks and hold them, even if in the short run the market goes lower.

We are near the valuation in the market where we will begin to get fully invested. At that point we believe that potential returns outweigh the risks of owning stocks. Over the shorter run, stocks could get cheaper. However over the longer run we believe that our stocks will do quite well.

We have been fortunate to miss much of the carnage that has gone on during the past few years. We have had positive returns in each of the past three years. How many funds can say that?

Thank you for investing with us.

Sincerely,

/s/ Thomas H. Forester

Thomas H. Forester
President




FORESTER FUNDS

THE FORESTER DISCOVERY FUND RETURNS

                                                         SINCE
FUND/INDEX                         1-YEAR    3-YEAR    INCEPTION
Forester Discovery Fund             6.0%      5.3%        5.2%
MSCI EAFE Net Index               -17.0      -6.3        -7.6
S&P 500 Stock Index               -20.5     -12.9       -14.2
Russell 2000 Index                 -9.3      -4.1        -5.1


                FORESTER      S&P 500       EAFE        RUSSELL
                DISCOVERY      STOCK        NET          2000
                  FUND         INDEX        INDEX        INDEX
                ---------    ---------    ---------    ---------
9/10/99          $10,000      $10,000      $10,000      $10,000
9/30/99           10,006        9,488        9,370        9,697
12/31/99          10,121       10,870       11,482       11,486
3/31/00           10,258       11,087       11,476       12,299
6/30/00           10,406       10,762       11,041       11,834
9/30/00           10,548       10,628       10,149       11,965
12/31/00          10,692        9,796        9,860       11,139
3/31/01           10,820        8,635        8,509       10,414
6/30/01           10,919        9,140        8,420       11,902
9/30/01           10,993        7,798        7,241        9,428
12/31/01          11,037        8,632        7,746       11,416
3/31/02           11,062        8,656        7,785       11,871
6/30/02           11,108        7,570        7,619       10,859
9/30/02           11,192        6,262        6,116        8,535




The chart assumes an initial gross investment of $10,000 made on 9/10/99 (inception).


PERFORMANCE IS HISTORICAL AND DOES NOT GUARANTEE FUTURE RESULTS. AN INVESTMENT IN A MUTUAL FUND CONTAINS RISKS WHICH ARE DISCUSSED IN THE PROSPECTUS. PLEASE READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Investment return and principal value will fluctuate so that an investor's shares in the Funds, when redeemed, may be worth more or less than their original cost. Returns shown include the reinvestment of all dividends.

The MSCI EAFE Net Index is an unmanaged, market-weighted index of companies throughout the world, excluding the U.S. and Canada, including net reinvested dividends. The S&P 500 Stock Index is an unmanaged, market-weighted index of large stocks which is a commonly used measure of common stock total return performance. The Russell 2000 Index of 2000 smaller companies is an unmanaged, market-weighted index of small stocks which is commonly used as a measure of small stock total return performance. All indexes are unmanaged and include reinvested dividends.





THE FORESTER DISCOVERY FUND

PORTFOLIO OF INVESTMENTS
September 30, 2002 (Unaudited)

                                                Percent of         Market
Par Value                                       Net Assets         Value

                Other Assets (Schwab US
                   Treasury Money Fund)          99.96%           $55,937
                Accrued Interest                  0.04%                22
                                                ------            -------
                Net Assets                      100.00%           $55,959
                                                ======            =======
                At September 30, 2002, unrealized appreciation of securities for federal income tax purposes is $0.

See accompanying notes to financial statements.









THE FORESTER FUNDS, INC.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2002 (Unaudited)


                                               	     The Forester
                                                    Discovery Fund
ASSETS
Cash (Schwab US Treasury Money Fund)                   $55,937
Accrued Interest                                            22

                                                       -------
Total assets                                            55,959
                                                       =======

LIABILITIES                                                  -
                                                       -------
NET ASSETS
1,000,000,000 shares of $.0001 par value
authorized; 5,532 shares issued
and outstanding)                                       $55,959
                                                       =======
NET ASSET VALUE, OFFERING AND REPURCHASE
PRICE PER SHARE
 ($55,959  /  5,532 shares)                             $10.12
                                                        ======
NET ASSETS
  At September 30, 2002, net assets consisted of:
      Paid-in capital                                  $55,341
      Undistributed net investment income                  426
      Accumulated net realized gain
          on investments                                   192
                                                       -------
                                                       $55,959
                                                       =======



See accompanying notes to financial statements










THE FORESTER FUNDS, INC.

STATEMENT OF OPERATIONS
Six months ended September 30, 2002 (Unaudited)



                                                        The Forester
                                                       Discovery Fund
INVESTMENT INCOME
Interest income                                              $318
                                                           ------
Total income                                                  318
                                                           ------
EXPENSES
Investment advisory fees (Note 2)                             278
                                                           ------
  Total expenses                                              278
  Less:  expenses waived by Advisor (Note 2)                 (278)
                                                           ------
Net expenses                                                    -
                                                           ------
Net investment income                                         318
                                                           ------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain on investments                              333

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                         $   651
                                                          =======



See accompanying notes to financial statements








THE FORESTER FUNDS, INC.

STATEMENT OF CHANGES IN NET ASSETS

                                          The Forester
                                         Discovery Fund
                                    -----------------------
                                       Six Months   Year
                                         Ended      Ended
                                     Sep 30, 2002  March 31,
                                      (Unaudited)    2002
                                    -----------------------
INCREASE IN NET ASSETS FROM
Operations
  Net investment income	             $   318        $1,195
  Change in unrealized
    depreciation of investments            -             -
  Net realized gain (loss)
    on investments                       333             -
                                     -------        ------

  Net increase in net assets
    resulting from operations            651         1,195

  Distributions to shareholders
    Net investment income                  -        (1,749)

  Capital share transactions (a)
    Increase in net assets resulting
    from capital share transactions        -         1,749
                                      ------        ------
    Total increase in net assets         651         1,195

NET ASSETS
  Beginning of period                 55,308        54,113
                                      ------        ------
End of period
(Including undistributed net
 investment income of $426 and
  $108, respectively)                $55,959       $55,308
                                     =======       =======

(a) Summary of capital share activity follows:

Shares issued in reinvestment
  of distributions                         -           175
                                     =======       =======
Value of shares issued in rein-
  vestment of distributions          $     -       $  1749
                                     =======       =======
  Net increase in shares                   -           175
                                     =======       =======
  Net increase in value of shares    $     -       $  1749
                                     =======       =======

See accompanying notes to financial statements

THE FORESTER FUNDS, INC.

FINANCIAL HIGHLIGHTS (Cont'd.)
                                          The Forester Discovery Fund
                                   -------------------------------------
                                    Six Months                         Period*
                                      Ended           Years Ended      Ended
(For a share outstanding            Sep 30, 2002       March 31,       March 31,
 throughout each period)            (Unaudited)    2002       2001       2000
                                   ---------------------------------------------
NET ASSET VALUE
Beginning of period                    $10.00     $10.10     $10.14     $10.00
                                       ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                     .06        .23        .53        .30
Net gains on securities
 (both realized and unrealized)           .06          -        .02       (.04)
                                       ------     ------     ------     ------
  Total from investment operations        .12        .23        .55        .26
                                       ------     ------     ------     ------
LESS DISTRIBUTIONS
Dividends (from net investment income)      -       (.33)      (.59)      (.12)
                                       ------     ------     ------     ------
     Total distributions                    -       (.33)      (.59)      (.12)
                                       ------     ------     ------     ------
NET ASSET VALUE
End of period                          $10.12     $10.00     $10.10     $10.14
                                       ======     ======     ======     ======

TOTAL RETURN                             1.18%      2.25%      5.48%      2.58%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period             $55,959    $55,308    $54,113    $51,291

Ratio of expenses to average
 net assets
After waiver                                0%         0%         0%        0%**
      Before waiver                      1.00%      5.02%      4.78%     1.00%**
Ratio of net investment income to
  average net assets                     1.08%      2.18%      5.23%     5.26%**

Portfolio turnover rate	                   47%         0%         0%        0%

*Commencement of operations was September 10, 1999.

**Annualized.

See accompanying notes to financial statements



THE FORESTER FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS
September 30, 2002 (Unaudited)


(1)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Forester Funds, Inc. (the "Company") is an open-end diversified
investment company currently offering two series of shares:   The
Forester Value Fund and The Forester Discovery Fund (each a
"Fund").  The Funds commenced operations on September 10, 1999.

The objective of the Funds is to seek long-term growth of capital.

SECURITY VALUATION
Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the average of readily available closing bid and asked
prices on such exchanges or such System.   Unlisted securities that
are not included in such System are valued at the mean of the quoted
bid and asked prices in the over-the-counter-market.   Securities and
other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and
responsibility of the Funds' Board of Directors.   Short-term
investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

FEDERAL INCOME TAXES
The Funds intend to comply with the requirements of the Internal Revenue Code necessary to qualify as regulated investment companies and as such will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders.

The Funds each have net realized losses of $141 expiring in 2009 which may be utilized in future years to offset net realized capital gains.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO
SHAREHOLDERS
As is common in the industry, security transactions are accounted for on the trade date (the date the securities are purchased or sold).
Interest income is recorded on the accrual basis.   Bond premiums and
discounts are amortized in accordance with Federal income tax regulations. Dividend income and distributions to shareholders are recorded on the ex-dividend date.





THE FORESTER FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)
September 30, 2002 (Unaudited)


USE OF ESTIMATES IN FINANCIAL STATEMENTS
In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses
during the reporting period.   Actual results could differ from those
estimates.

(2)	TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENTS
For the six months ended September 30, 2002, Forester Capital Management, Ltd. (the "Advisor") provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space and certain
administrative services, and personnel needed by the Funds.   As
compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.00% per Fund based upon the
average daily net assets of the Funds.   For the six months ended
September 30, 2002, the Advisor voluntarily waived advisory fees in the amounts of $278 for The Forester Discovery Fund. There were no other operating expenses of the Funds for the six months ended September 30, 2002.

DISTRIBUTION AGREEMENT AND PLAN
The Funds have adopted Distribution Plans pursuant to which the Funds may pay broker-dealers for distributing shares of the Funds. This expense is limited to 1/4 of 1% of the Funds' average net
assets.   For the six months ended September 30, 2002, no such
reimbursements were made.


(3)	PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term investments, aggregated $26,067 and $26,400, respectively, in the Forester Discovery Fund for the six months ended September 30, 2002.

(4)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL
Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, net operating losses and post-October capital losses.

The tax character of distributions paid during 2003 and 2002 was as follows:

                                    The Forester
2003                               Discovery Fund
----                               --------------
Distributions paid from:
  Ordinary income                      $    -
                                       ======

2002
----
Distributions paid from:
  Ordinary income                      $1,749
                                       ======

As of September 30, 2002, the components of distributable earnings on a tax basis were as follows:

                                    The Forester
                                   Discovery Fund
                                   --------------
Undistributed capital gains              $192
Undistributed ordinary income             426
                                       ------
                                         $618
                                       ======


DIRECTORS AND OFFICERS OF THE COMPANY  (Unaudited)

As a Maryland corporation, the business and affairs of the Company are managed by its officers under the direction of its Board of Directors. The name, age, address, principal occupations during the past five years, and other information with respect to each of the directors and officers of the Company are as follows:

*Thomas H. Forester - Director , President and Treasurer and has served since September 10, 1999. His address is c/o Forester Capital Management, Ltd.,
612 Paddock Lane, Libertyville, IL 60048. Mr. Forester, 43, has been President of Forester Capital Management, Ltd. (the "Adviser") since February, 1999. Prior to that time, he was an officer and portfolio manager from May 1997 through January 1999 with Dreman Value Advisors, Inc. and its successor firm Scudder Investments Inc.; and an officer and portfolio manager from 1995 to 1997 with Peregrine Capital Management Inc. He oversees 2 portfolios in the fund complex. He does not hold any other directorships designated by
Item 13(a)(1) of the Rules. Mr. Forester owns approximately 99% of the shares of each Fund.

Kaye E. Forester - Secretary has served since September, 1999.
Mrs. Forester, 42, is an investor. Her address is c/o Forester Capital Management, Ltd., 612 Paddock Lane, Libertyville, Illinois 60048. She oversees 2 portfolios in the fund complex. She does not hold any other directorships designated by Item 13(a)(1) of the Rules.

Wayne A. Grudem - Director, has served since September, 1999. Mr. Grudem, 54, has been a Professor at Phoenix Seminary in Scottsdale, Arizona since 2001. Previously, he was a Professor at Trinity International University for more than five years. His address is c/o Forester Capital Management, Ltd., 612 Paddock Lane, Libertyville, Illinois 60048. He oversees 2 portfolios in the fund complex. He does not hold any other directorships designated by
Item 13(a)(1) of the Rules.

Michael B. Kelley - Director, has served since September, 1999. Mr. Kelley, 40, has been a Territory Executive at WW Grainger, a national distribution firm to commercial and industrial industries for more than five years. His address is c/o Forester Capital Management, Ltd., 612 Paddock Lane, Libertyville, Illinois 60048. He oversees 2 portfolios in the fund complex. He does not hold any other directorships designated by Item 13(a)(1) of the Rules.

*Mr. Forester is a director who is an "interested person" of the Funds by virtue of being an officer of the Funds. Mr. Forester is also an officer of the investment manager and owns 99% of the shares of each Fund. They are married to each other.

The Statement of Additional Information includes additional information about Fund directors and is available, without charge, upon request, by calling toll-free 1-800-388-0365.




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